Other Liabilities	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Other Liabilities	Other Liabilities

	Notes	December 31, 2025	December 31, 2024
Hedge derivatives	20(b)(i)	$—	$9.8
Yatela liability	(a)	—	18.5
Automatic Share Purchase Plan Liability	23(c)	50.0	—
Other liabilities		0.1	0.1
		$50.1	$28.4
Current portion of other liabilities		$50.0	$27.7
Non-current portion of other liabilities		0.1	0.7
		$50.1	$28.4
(a)Yatela liability
On February 5, 2025, Sadiola Exploration Limited ("SADEX"), an entity jointly held 50/50 by the Company and AngloGold Ashanti Limited, made a one-time payment of $36.4 million to the dedicated state account, corresponding to the estimated costs of completing the rehabilitation and closure of the Yatela mine, and also financing certain outstanding social programs. Upon completion and this payment being made, SADEX and its affiliated companies have been released of all obligations relating to the Yatela mine. The Company funded its portion of the payment of $18.2 million on closing.